                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended:     6/30/08
                                              --------------
 Check here if Amendment [ ]; Amendment Number:
                                              --------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.

 Institutional Investment Manager Filing this Report:

 Name:      Birinyi Associates, Inc.
          ---------------------------------------------
 Address:   PO Box 711
          ---------------------------------------------
            Westport, CT 06881
          ---------------------------------------------

          ---------------------------------------------

 Form 13F File Number:  28-
                          -----------------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:      Jeffrey Rubin
          ---------------------------------------------
 Title:     Director of Research
          ---------------------------------------------
 Phone:     203-341-0833
          ---------------------------------------------

 Signature, Place, and Date of Signing:

 /s/ Jeffrey Rubin        Westport, CT                    8/11/08
 ------------------------ ----------------------------- --------------
 [Signature]              [City, State]                 [Date]

 Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

     Form 13F File Number         Name

     28-
        ------------------        ------------------------
     [Repeat as necessary.]

                             Form 13F SUMMARY PAGE

 Report Summary:

 Number of Other Included Managers:              0
                                         -------------------
 Form 13F Information Table Entry Total:
                                         -------------------
 Form 13F Information Table Value Total:       $382,151
                                         -------------------
                                             (thousands)

 List of Other Included Managers:

 Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number          Name

               28-
     ----      ---------------------          ----------------------
     [Repeat as necessary.]

            Form 13F Information Table - Birinyi Associates 6/30/08

          Column 1                         Column 2       Column 3 Column 4        Column 5         Column 6         Column 8
------------------------------------ ------------------- --------- --------- --------------------- ---------- -------------------
                                                                                                                 Voting authority
                                                                     Value   Shrs or          Put/ Investment -------------------
        Name of Issuer                  Title of class     CUSIP   (x $1000) prn amt  SH/PRN  Call discretion   Sole  Shared None
------------------------------------ ------------------- --------- --------- ------- -------- ---- ---------- ------- ------ ----
3M Co                                    COMMON STOCK    88579Y101  $   508    7,300                 SOLE       7,300
Aetna Inc                                COMMON STOCK    00817Y108  $   223    5,500                 SOLE       5,500
AllianceBernstein Holding LP         LIMITED PARTNERSHIP 01881G106  $ 1,129   20,650                 SOLE      20,650
Altria Group Inc                         COMMON STOCK    02209S103  $   629   30,600                 SOLE      30,600
American Express Co                      COMMON STOCK    025816109  $ 2,203   58,483                 SOLE      58,483
Amgen Inc                                COMMON STOCK    031162100  $   312    6,622                 SOLE       6,622
Anheuser-Busch Cos Inc                   COMMON STOCK    035229103  $   280    4,500                 SOLE       4,500
Annaly Capital Management Inc                REIT        035710409  $   357   23,000                 SOLE      23,000
Apache Corp                              COMMON STOCK    037411105  $   209    1,500                 SOLE       1,500
Apple Inc                                COMMON STOCK    037833100  $ 8,884   53,058                 SOLE      53,058
AT&T Inc                                 COMMON STOCK    00206R102  $ 1,201   35,647                 SOLE      35,647
Bank of America Corp                     COMMON STOCK    060505104  $   203    8,500                 SOLE       8,500
Berkshire Hathaway Inc                   COMMON STOCK    084670108  $ 5,555       46                 SOLE          46
BlackRock Inc                            COMMON STOCK    09247X101  $   354    2,000                 SOLE       2,000
Boeing Co                                COMMON STOCK    097023105  $   759   11,550                 SOLE      11,550
BP Prudhoe Bay Royalty Trust            ROYALTY TRUST    055630107  $   207    2,000                 SOLE       2,000
Burlington Northern Santa Fe Corp        COMMON STOCK    12189T104  $ 1,631   16,332                 SOLE      16,332
Caterpillar Inc                          COMMON STOCK    149123101  $ 1,772   24,000                 SOLE      24,000
Chevron Corp                             COMMON STOCK    166764100  $ 4,223   42,600                 SOLE      42,600
CME Group Inc                            COMMON STOCK    12572Q105  $ 4,506   11,760                 SOLE      11,760
Coca-Cola Co/The                         COMMON STOCK    191216100  $ 1,708   32,860                 SOLE      32,860
ConocoPhillips                           COMMON STOCK    20825C104  $ 1,570   16,634                 SOLE      16,634
Costco Wholesale Corp                    COMMON STOCK    22160K105  $   322    4,592                 SOLE       4,592
Cummins Inc                              COMMON STOCK    231021106  $ 2,113   32,250                 SOLE      32,250
CVS/Caremark Corp                        COMMON STOCK    126650100  $   257    6,500                 SOLE       6,500
Deere & Co                               COMMON STOCK    244199105  $ 3,423   47,451                 SOLE      47,451
DIAMONDS Trust Series I                      ETF         252787106  $ 3,794   33,450                 SOLE      33,450
Enerplus Resources Fund                      UNIT        29274D604  $ 1,029   22,250                 SOLE      22,250
Exxon Mobil Corp                         COMMON STOCK    30231G102  $ 5,466   62,017                 SOLE      62,017
FedEx Corp                               COMMON STOCK    31428X106  $   427    5,425                 SOLE       5,425
First Solar Inc                          COMMON STOCK    336433107  $   995    3,648                 SOLE       3,648
Fluor Corp                               COMMON STOCK    343412102  $   372    2,000                 SOLE       2,000
Freeport-McMoRan Copper & Gold Inc       COMMON STOCK    35671D857  $ 1,309   11,170                 SOLE      11,170
General Electric Co                      COMMON STOCK    369604103  $   763   28,600                 SOLE      28,600
Goldman Sachs Group Inc/The              COMMON STOCK    38141G104  $ 7,453   42,612                 SOLE      42,612
Google Inc                               COMMON STOCK    38259P508  $14,876   28,259                 SOLE      28,259
Intel Corp                               COMMON STOCK    458140100  $   290   13,500                 SOLE      13,500
International Business Machines Corp     COMMON STOCK    459200101  $ 1,861   15,700                 SOLE      15,700
iShares MSCI EAFE Index Fund                 ETF         464287465  $   343    5,000                 SOLE       5,000
Johnson & Johnson                        COMMON STOCK    478160104  $   627    9,750                 SOLE       9,750
Kellogg Co                               COMMON STOCK    487836108  $   240    5,000                 SOLE       5,000
Kraft Foods Inc                          COMMON STOCK    50075N104  $   441   15,497                 SOLE      15,497
Mastercard Inc                           COMMON STOCK    57636Q104  $ 3,973   14,962                 SOLE      14,962
McDonald's Corp                          COMMON STOCK    580135101  $ 1,376   24,467                 SOLE      24,467
Microsoft Corp                           COMMON STOCK    594918104  $   828   30,100                 SOLE      30,100
Monsanto Co                              COMMON STOCK    61166W101  $   322    2,544                 SOLE       2,544
Mosaic Co/The                            COMMON STOCK    61945A107  $   724    5,000                 SOLE       5,000
Neomedia Technologies Inc                COMMON STOCK    640505103  $     0   10,000                 SOLE      10,000
NVR Inc                                  COMMON STOCK    62944T105  $   250      500                 SOLE         500
Oil Service HOLDRs Trust                     ETF         678002106  $   552    2,485                 SOLE       2,485
Pfizer Inc                               COMMON STOCK    717081103  $   201   11,500                 SOLE      11,500
Philip Morris International Inc          COMMON STOCK    718172109  $ 2,811   56,905                 SOLE      56,905
Potash Corp of Saskatchewan              COMMON STOCK    73755L107  $ 1,749    7,650                 SOLE       7,650
Procter & Gamble Co                      COMMON STOCK    742718109  $ 1,085   17,850                 SOLE      17,850
QUALCOMM Inc                             COMMON STOCK    747525103  $   266    6,000                 SOLE       6,000
Raytheon Co                              COMMON STOCK    755111507  $   281    5,000                 SOLE       5,000
Research In Motion Ltd                   COMMON STOCK    760975102  $ 1,257   10,750                 SOLE      10,750
Rydex S&P Equal Weight ETF                   ETF         78355W106  $   789   18,900                 SOLE      18,900
SAN Juan Basin Royalty TR               ROYALTY TRUST    798241105  $   347    7,500                 SOLE       7,500
Schlumberger Ltd                         COMMON STOCK    806857108  $ 3,728   34,700                 SOLE      34,700

            Form 13F Information Table - Birinyi Associates 6/30/08

          Column 1                         Column 2       Column 3 Column 4        Column 5         Column 6         Column 8
------------------------------------ ------------------- --------- --------- --------------------- ---------- -------------------
                                                                                                                 Voting authority
                                                                     Value   Shrs or          Put/ Investment -------------------
        Name of Issuer                  Title of class     CUSIP   (x $1000) prn amt  SH/PRN  Call discretion   Sole  Shared None
------------------------------------ ------------------- --------- --------- ------- -------- ---- ---------- ------- ------ ----
Southwestern Energy Co                   COMMON STOCK    845467109  $   358    7,516                 SOLE       7,516
SPDR Trust Series 1                          ETF         78462F103  $11,717   91,554                 SOLE      91,554
Terra Nitrogen Co LP                 LIMITED PARTNERSHIP 881005201  $ 1,727   13,300                 SOLE      13,300
Texas Instruments Inc                    COMMON STOCK    882508104  $   698   24,800                 SOLE      24,800
Transocean Inc                           COMMON STOCK     B29LKF2   $   761    4,995                 SOLE       4,995
Unilever NV                                  ADR         904784709  $   801   28,200                 SOLE      28,200
United States Steel Corp                 COMMON STOCK    912909108  $ 4,066   22,007                 SOLE      22,007
United Technologies Corp                 COMMON STOCK    913017109  $ 2,190   35,500                 SOLE      35,500
UST Inc                                  COMMON STOCK    902911106  $ 1,024   18,750                 SOLE      18,750
Valero Energy Corp                       COMMON STOCK    91913Y100  $   546   13,250                 SOLE      13,250
Wal-Mart Stores Inc                      COMMON STOCK    931142103  $   843   15,000                 SOLE      15,000
Walt Disney Co/The                       COMMON STOCK    254687106  $   234    7,500                 SOLE       7,500
Windstream Corp                          COMMON STOCK    97381W104  $   481   39,000                 SOLE      39,000
Wynn Resorts Ltd                         COMMON STOCK    983134107  $   224    2,750                 SOLE       2,750
Yahoo! Inc                               COMMON STOCK    984332106  $   372   18,000                 SOLE      18,000